UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN			55474
(Address of principal executive offices)			(Zip code)

Ryan Larrenaga c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	15
Interim Approval of Investment Management Services and Subadvisory Agreements	21
Approval of Investment Management Services and Subadvisory Agreements	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Marsico Growth Fund (the Fund) Class 1 shares returned 3.11% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the S&P 500 Index, which returned 1.23% for the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	3.11	7.66	16.68	7.66
Class 2*	10/02/06	2.97	7.40	16.39	7.39
S&P 500 Index		1.23	7.42	17.34	7.89

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

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2

COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Apple, Inc.	7.0
Facebook, Inc., Class A	5.5
Walt Disney Co. (The)	4.6
HCA Holdings, Inc.	3.7
Biogen, Inc.	3.6
Valeant Pharmaceuticals International, Inc.	3.4
Allergan PLC	3.3
Nike, Inc., Class B	3.3
Visa, Inc., Class A	3.3
UnitedHealth Group, Inc.	3.2

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	97.6
Money Market Funds	2.4
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	22.0
Consumer Staples	1.9
Financials	2.7
Health Care	29.7
Industrials	7.8
Information Technology	32.9
Materials	3.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Kevin Boone

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,031.10	1,020.88	3.98	3.96	0.79
Class 2	1,000.00	1,000.00	1,029.70	1,019.64	5.23	5.21	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

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4

COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.0%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 21.5%
Automobiles 1.4%
Tesla Motors, Inc.(a)	13,195	3,539,691
Hotels, Restaurants & Leisure 4.6%
Chipotle Mexican Grill, Inc.(a)	3,952	2,390,921
Royal Caribbean Cruises Ltd.	34,252	2,695,290
Starbucks Corp.	128,698	6,900,143
Total		11,986,354
Internet & Catalog Retail 0.9%
Priceline Group, Inc. (The)(a)	2,084	2,399,455
Media 6.0%
Comcast Corp., Class A	65,179	3,919,865
Walt Disney Co. (The)	101,318	11,564,436
Total		15,484,301
Multiline Retail 3.1%
Dollar Tree, Inc.(a)	100,259	7,919,458
Specialty Retail 1.0%
Signet Jewelers Ltd.	19,496	2,500,167
Textiles, Apparel & Luxury Goods 4.5%
lululemon athletica, Inc.(a)	49,892	3,257,948
Nike, Inc., Class B	76,903	8,307,062
Total		11,565,010
Total Consumer Discretionary		55,394,436
CONSUMER STAPLES 1.8%
Food & Staples Retailing 1.8%
CVS Health Corp.	45,125	4,732,710
Total Consumer Staples		4,732,710
FINANCIALS 2.6%
Capital Markets 2.6%
Charles Schwab Corp. (The)	207,315	6,768,835
Total Financials		6,768,835
HEALTH CARE 29.1%
Biotechnology 9.3%
Biogen, Inc.(a)	22,212	8,972,315
Celgene Corp.(a)	46,043	5,328,786
Incyte Corp.(a)	26,084	2,718,214
Vertex Pharmaceuticals, Inc.(a)	56,591	6,987,857
Total		24,007,172

Common Stocks (continued)

Issuer	Shares	Value ($)
Health Care Providers & Services 6.8%
HCA Holdings, Inc.(a)	104,301	9,462,187
UnitedHealth Group, Inc.	66,728	8,140,816
Total		17,603,003
Life Sciences Tools & Services 3.1%
Illumina, Inc.(a)	36,112	7,885,416
Pharmaceuticals 9.9%
Allergan PLC(a)	27,456	8,331,798
Pacira Pharmaceuticals, Inc.(a)	50,758	3,589,606
Valeant Pharmaceuticals International, Inc.(a)	38,745	8,607,202
Zoetis, Inc.	104,288	5,028,767
Total		25,557,373
Total Health Care		75,052,964
INDUSTRIALS 7.7%
Aerospace & Defense 2.9%
Boeing Co. (The)	52,793	7,323,445
Airlines 1.9%
Delta Air Lines, Inc.	119,517	4,909,758
Road & Rail 2.9%
Canadian Pacific Railway Ltd.	23,411	3,751,145
Union Pacific Corp.	39,057	3,724,866
Total		7,476,011
Total Industrials		19,709,214
INFORMATION TECHNOLOGY 32.3%
Communications Equipment 1.2%
Palo Alto Networks, Inc.(a)	17,441	3,046,943
Internet Software & Services 10.2%
Alibaba Group Holding Ltd., ADR(a)	39,078	3,214,947
Facebook, Inc., Class A(a)	162,012	13,894,959
LinkedIn Corp., Class A(a)	25,821	5,335,393
Tencent Holdings Ltd.	195,600	3,911,322
Total		26,356,621
IT Services 5.3%
FleetCor Technologies, Inc.(a)	33,868	5,285,440
Visa, Inc., Class A	123,695	8,306,119
Total		13,591,559

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.2%
ASML Holding NV	52,129	5,428,193
NXP Semiconductors NV(a)	55,009	5,401,884
Total		10,830,077
Software 4.5%
Electronic Arts, Inc.(a)	72,751	4,837,942
salesforce.com, inc.(a)	97,299	6,774,929
Total		11,612,871
Technology Hardware, Storage & Peripherals 6.9%
Apple, Inc.	140,935	17,676,772
Total Information Technology		83,114,843
MATERIALS 3.0%
Chemicals 3.0%
Sherwin-Williams Co. (The)	27,909	7,675,533
Total Materials		7,675,533
Total Common Stocks (Cost: $200,686,662)		252,448,535

Money Market Funds 2.4%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	6,243,211	6,243,211
Total Money Market Funds (Cost: $6,243,211)		6,243,211
Total Investments (Cost: $206,929,873)		258,691,746
Other Assets & Liabilities, Net		(916,427)
Net Assets		257,775,319

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	7,740,797	69,693,070	(71,190,656)	6,243,211	3,683	6,243,211

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	55,394,436	—	—	55,394,436
Consumer Staples	4,732,710	—	—	4,732,710
Financials	6,768,835	—	—	6,768,835
Health Care	75,052,964	—	—	75,052,964
Industrials	19,709,214	—	—	19,709,214
Information Technology	79,203,521	3,911,322	—	83,114,843
Materials	7,675,533	—	—	7,675,533
Total Common Stocks	248,537,213	3,911,322	—	252,448,535
Money Market Funds	6,243,211	—	—	6,243,211
Total Investments	254,780,424	3,911,322	—	258,691,746

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $200,686,662)	$252,448,535
Affiliated issuers (identified cost $6,243,211)	6,243,211
Total investments (identified cost $206,929,873)	258,691,746
Receivable for:
Capital shares sold	23,799
Dividends	44,694
Foreign tax reclaims	819
Expense reimbursement due from Investment Manager	32,161
Total assets	258,793,219
Liabilities
Payable for:
Investments purchased	301,380
Capital shares purchased	376,797
Investment management fees	162,590
Distribution and/or service fees	7,034
Transfer agent fees	13,740
Administration fees	13,740
Compensation of board members	110,463
Other expenses	32,156
Total liabilities	1,017,900
Net assets applicable to outstanding capital stock	$257,775,319
Represented by
Paid-in capital	$136,799,161
Undistributed net investment income	62,210
Accumulated net realized gain	69,152,075
Unrealized appreciation (depreciation) on:
Investments	51,761,873
Total — representing net assets applicable to outstanding capital stock	$257,775,319
Class 1
Net assets	$226,000,629
Shares outstanding	7,825,178
Net asset value per share	$28.88
Class 2
Net assets	$31,774,690
Shares outstanding	1,104,494
Net asset value per share	$28.77

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,045,814
Dividends — affiliated issuers	3,683
Foreign taxes withheld	(9,509)
Total income	1,039,988
Expenses:
Investment management fees	947,176
Distribution and/or service fees
Class 2	42,472
Transfer agent fees
Class 1	69,848
Class 2	10,193
Administration fees	80,041
Compensation of board members	10,230
Custodian fees	2,719
Printing and postage fees	37,522
Professional fees	13,022
Other	4,364
Total expenses	1,217,587
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(120,920)
Total net expenses	1,096,667
Net investment loss	(56,679)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	38,850,546
Foreign currency translations	(497)
Net realized gain	38,850,049
Net change in unrealized appreciation (depreciation) on:
Investments	(30,433,246)
Net change in unrealized depreciation	(30,433,246)
Net realized and unrealized gain	8,416,803
Net increase in net assets resulting from operations	$8,360,124

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$(56,679)	$522,997
Net realized gain	38,850,049	30,823,920
Net change in unrealized depreciation	(30,433,246)	(6,006,621)
Net increase in net assets resulting from operations	8,360,124	25,340,296
Distributions to shareholders
Net investment income
Class 1	—	(532,242)
Class 2	—	(20,264)
Net realized gains
Class 1	—	(36,791,385)
Class 2	—	(5,261,146)
Total distributions to shareholders	—	(42,605,037)
Decrease in net assets from capital stock activity	(26,127,152)	(7,700,929)
Total decrease in net assets	(17,767,028)	(24,965,670)
Net assets at beginning of period	275,542,347	300,508,017
Net assets at end of period	$257,775,319	$275,542,347
Undistributed net investment income	$62,210	$118,889

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	49,011	1,392,547	68,082	2,008,924
Distributions reinvested	—	—	1,372,779	37,323,624
Redemptions	(776,854)	(22,270,076)	(1,755,421)	(50,993,844)
Net decrease	(727,843)	(20,877,529)	(314,560)	(11,661,296)
Class 2 shares
Subscriptions	27,426	781,167	207,535	5,987,529
Distributions reinvested	—	—	194,886	5,281,410
Redemptions	(209,409)	(6,030,790)	(256,813)	(7,308,572)
Net increase (decrease)	(181,983)	(5,249,623)	145,608	3,960,367
Total net decrease	(909,826)	(26,127,152)	(168,952)	(7,700,929)

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$28.01		$30.03	$22.19	$19.92	$20.53		$16.91
Income from investment operations:
Net investment income	(0.00	)(a)	0.06	0.07	0.14	0.07		0.01
Net realized and unrealized gain (loss)	0.87		2.62	7.84	2.29	(0.61)		3.63	(b)
Total from investment operations	0.87		2.68	7.91	2.43	(0.54)		3.64
Less distributions to shareholders:
Net investment income	—		(0.06)	(0.07)	(0.16)	(0.07)		(0.02)
Net realized gains	—		(4.64)	—	—	—		—
Total distributions to shareholders	—		(4.70)	(0.07)	(0.16)	(0.07)		(0.02)
Net asset value, end of period	$28.88		$28.01	$30.03	$22.19	$19.92		$20.53
Total return	3.11%		9.42%	35.64%	12.24%	(2.64%)		21.55%
Ratios to average net assets(c)
Total gross expenses	0.88	%(d)	0.86%	0.89%	1.08%	1.10	%(e)	0.96	%(e)
Total net expenses(f)	0.79	%(d)	0.79%	0.79%	0.83%	0.96	%(e)(g)	0.96	%(e)(g)(h)
Net investment income (loss)	(0.01	%)(d)	0.21%	0.26%	0.66%	0.35%		0.06%
Supplemental data
Net assets, end of period (in thousands)	$226,001		$239,600	$266,293	$243,084	$271,574		$345,175
Portfolio turnover	44%		75%	109%	74%	68%		88%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$27.94		$29.99	$22.18	$19.92	$20.52		$16.93
Income from investment operations:
Net investment income (loss)	(0.04)		(0.01)	0.00 (a)	0.09	0.03		(0.03)
Net realized and unrealized gain (loss)	0.87		2.61	7.83	2.28	(0.61)		3.63	(b)
Total from investment operations	0.83		2.60	7.83	2.37	(0.58)		3.60
Less distributions to shareholders:
Net investment income	—		(0.01)	(0.02)	(0.11)	(0.02)		(0.01)
Net realized gains	—		(4.64)	—	—	—		—
Total distributions to shareholders	—		(4.65)	(0.02)	(0.11)	(0.02)		(0.01)
Net asset value, end of period	$28.77		$27.94	$29.99	$22.18	$19.92		$20.52
Total return	2.97%		9.17%	35.31%	11.91%	(2.83%)		21.26%
Ratios to average net assets(c)
Total gross expenses	1.13	%(d)	1.11%	1.14%	1.33%	1.35	%(e)	1.21	%(e)
Total net expenses(f)	1.04	%(d)	1.04%	1.04%	1.08%	1.20	%(e)(g)	1.21	%(e)(g)(h)
Net investment income (loss)	(0.26	%)(d)	(0.03%)	0.01%	0.41%	0.14%		(0.16%)
Supplemental data
Net assets, end of period (in thousands)	$31,775		$35,943	$34,215	$31,706	$31,665		$30,444
Portfolio turnover	44%		75%	109%	74%	68%		88%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.

(c)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(d)  Annualized.

(e)  Ratios include line of credit interest expense which is less than 0.01%.

(f)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  The Investment Manager reimbursed interest expense which had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico Growth Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.71% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

June 30, 2015 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $812.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.79%	0.79%
Class 2	1.04	1.04

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $206,930,000

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$56,507,000
Unrealized depreciation	(4,745,000)
Net unrealized appreciation	$51,762,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $114,796,450 and $141,031,017, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, two unaffiliated shareholders of record owned 23.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 67.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
21

COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments

Semiannual Report 2015
22

COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

Semiannual Report 2015
23

COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico Growth Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers and the planned enhancements for the Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the subadvisory oversight and research team. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and

Semiannual Report 2015
24

COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement and considered, in this regard, the reduced financial strength of the Subadviser, noting, though, management's representation that there has been no reduction in resources dedicated to the Fund. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund, recognizing that the Subadviser was being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed the Fund's underperformance for certain periods, noting that appropriate steps (such as changes to the Subadviser oversight team and heightened surveillance) had been taken or are contemplated to help improve the Fund's performance.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized By Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in

Semiannual Report 2015
25

COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO GROWTH FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us, or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

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29

Columbia Variable Portfolio — Marsico Growth Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contract your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1550 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST
CENTURY FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	9
Statement of Operations	10
Statement of Changes in Net Assets	11
Financial Highlights	13
Notes to Financial Statements	15
Interim Approval of Investment Management Services and Subadvisory Agreements	21
Approval of Investment Management Services and Subadvisory Agreements	24
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund) Class 1 shares returned 4.85% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the Russell 3000 Index, which returned 1.94% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	4.85	9.39	15.03	8.15
Class 2*	10/02/06	4.70	9.13	14.74	7.85
Russell 3000 Index		1.94	7.29	17.54	8.15

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The Russell 3000 Index, an unmanaged index, measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Facebook, Inc., Class A	6.1
Allergan PLC	4.5
Biogen, Inc.	4.2
Walt Disney Co. (The)	3.7
Electronic Arts, Inc.	3.4
MasterCard, Inc., Class A	3.3
NXP Semiconductors NV	3.2
Norwegian Cruise Line Holdings Ltd.	3.2
Apple, Inc.	3.1
Constellation Brands, Inc., Class A	3.0

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	98.3
Money Market Funds	1.7
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	19.5
Consumer Staples	3.6
Financials	4.5
Health Care	22.3
Industrials	9.7
Information Technology	36.0
Materials	2.7
Telecommunication Services	1.7
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Brandon Geisler

Semiannual Report 2015
3

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,048.50	1,020.93	3.96	3.91	0.78
Class 2	1,000.00	1,000.00	1,047.00	1,019.69	5.23	5.16	1.03

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.5%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 19.2%
Auto Components 2.2%
Delphi Automotive PLC	26,648	2,267,478
Automobiles 1.8%
Tesla Motors, Inc.(a)	7,151	1,918,327
Hotels, Restaurants & Leisure 4.9%
Domino's Pizza, Inc.	16,377	1,857,152
Norwegian Cruise Line Holdings Ltd.(a)	58,042	3,252,674
Total		5,109,826
Internet & Catalog Retail 0.5%
Netflix, Inc.(a)	797	523,581
Media 6.6%
Time Warner, Inc.	34,735	3,036,187
Walt Disney Co. (The)	33,502	3,823,918
Total		6,860,105
Multiline Retail 1.7%
Burlington Stores, Inc.(a)	34,023	1,741,978
Specialty Retail 1.5%
O'Reilly Automotive, Inc.(a)	4,607	1,041,090
Party City Holdco, Inc.(a)	25,602	518,952
Total		1,560,042
Total Consumer Discretionary		19,981,337
CONSUMER STAPLES 3.6%
Beverages 2.9%
Constellation Brands, Inc., Class A	26,329	3,054,691
Food Products 0.7%
Keurig Green Mountain, Inc.	9,015	690,819
Total Consumer Staples		3,745,510
FINANCIALS 4.4%
Banks 1.9%
First Republic Bank	31,843	2,007,064
Capital Markets 2.5%
Charles Schwab Corp. (The)	78,947	2,577,620
Total Financials		4,584,684
HEALTH CARE 21.9%
Biotechnology 8.6%
Alkermes PLC(a)	34,065	2,191,742
Biogen, Inc.(a)	10,725	4,332,256

Common Stocks (continued)

Issuer	Shares	Value ($)
Juno Therapeutics, Inc.(a)	7,639	407,388
Regeneron Pharmaceuticals, Inc.(a)	3,927	2,003,281
Total		8,934,667
Health Care Equipment & Supplies 1.4%
DexCom, Inc.(a)	18,229	1,457,955
Health Care Providers & Services 2.6%
Acadia Healthcare Co., Inc.(a)	14,103	1,104,688
Envision Healthcare Holdings, Inc.(a)	41,229	1,627,721
Total		2,732,409
Life Sciences Tools & Services 2.0%
Illumina, Inc.(a)	9,659	2,109,139
Pharmaceuticals 7.3%
Allergan PLC(a)	15,196	4,611,378
Endo International PLC(a)	37,813	3,011,806
Total		7,623,184
Total Health Care		22,857,354
INDUSTRIALS 9.5%
Aerospace & Defense 5.4%
B/E Aerospace, Inc.	28,239	1,550,321
Boeing Co. (The)	20,054	2,781,891
Lockheed Martin Corp.	7,059	1,312,268
Total		5,644,480
Air Freight & Logistics 0.8%
XPO Logistics, Inc.(a)	17,723	800,725
Airlines 1.0%
Delta Air Lines, Inc.	25,738	1,057,317
Road & Rail 2.3%
Canadian Pacific Railway Ltd.	9,093	1,456,972
Genesee & Wyoming, Inc., Class A(a)	12,400	944,632
Total		2,401,604
Total Industrials		9,904,126
INFORMATION TECHNOLOGY 35.5%
Communications Equipment 1.2%
Palo Alto Networks, Inc.(a)	7,421	1,296,449
Internet Software & Services 11.9%
Alibaba Group Holding Ltd., ADR(a)	27,595	2,270,241
CoStar Group, Inc.(a)	6,426	1,293,297

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Facebook, Inc., Class A(a)	73,190	6,277,140
LinkedIn Corp., Class A(a)	12,106	2,501,463
Total		12,342,141
IT Services 5.9%
Black Knight Financial Services, Inc. Class A(a)	5,157	159,197
FleetCor Technologies, Inc.(a)	17,243	2,690,942
MasterCard, Inc., Class A	35,687	3,336,021
Total		6,186,160
Semiconductors & Semiconductor Equipment 6.6%
ARM Holdings PLC	64,709	1,054,359
ASML Holding NV	24,328	2,533,275
NXP Semiconductors NV(a)	33,502	3,289,896
Total		6,877,530
Software 6.8%
Electronic Arts, Inc.(a)	51,874	3,449,621
Mobileye NV(a)	17,297	919,682
salesforce.com, inc.(a)	39,143	2,725,527
Total		7,094,830
Technology Hardware, Storage & Peripherals 3.1%
Apple, Inc.	25,349	3,179,398
Total Information Technology		36,976,508

Common Stocks (continued)

Issuer	Shares	Value ($)
MATERIALS 2.7%
Chemicals 2.7%
Platform Specialty Products Corp.(a)	41,658	1,065,612
Sherwin-Williams Co. (The)	6,350	1,746,377
Total		2,811,989
Total Materials		2,811,989
TELECOMMUNICATION SERVICES 1.7%
Wireless Telecommunication Services 1.7%
SBA Communications Corp., Class A(a)	15,449	1,776,171
Total Telecommunication Services		1,776,171
Total Common Stocks (Cost: $78,624,390)		102,637,679

Money Market Funds 1.7%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	1,767,830	1,767,830
Total Money Market Funds (Cost: $1,767,830)		1,767,830
Total Investments (Cost: $80,392,220)		104,405,509
Other Assets & Liabilities, Net		(257,119)
Net Assets		104,148,390

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	2,245,940	22,085,738	(22,563,848)	1,767,830	879	1,767,830

Abbreviation Legend

ADR  American Depositary Receipt

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
7

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	19,981,337	—	—	19,981,337
Consumer Staples	3,745,510	—	—	3,745,510
Financials	4,584,684	—	—	4,584,684
Health Care	22,857,354	—	—	22,857,354
Industrials	9,904,126	—	—	9,904,126
Information Technology	35,922,149	1,054,359	—	36,976,508
Materials	2,811,989	—	—	2,811,989
Telecommunication Services	1,776,171	—	—	1,776,171
Total Common Stocks	101,583,320	1,054,359	—	102,637,679
Money Market Funds	1,767,830	—	—	1,767,830
Total Investments	103,351,150	1,054,359	—	104,405,509

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
8

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $78,624,390)	$102,637,679
Affiliated issuers (identified cost $1,767,830)	1,767,830
Total investments (identified cost $80,392,220)	104,405,509
Receivable for:
Capital shares sold	23,799
Dividends	11,840
Foreign tax reclaims	3,175
Expense reimbursement due from Investment Manager	20,003
Total assets	104,464,326
Liabilities
Payable for:
Capital shares purchased	104,749
Investment management fees	65,930
Distribution and/or service fees	21,695
Transfer agent fees	5,571
Administration fees	5,571
Compensation of board members	85,718
Other expenses	26,702
Total liabilities	315,936
Net assets applicable to outstanding capital stock	$104,148,390
Represented by
Paid-in capital	$52,741,571
Excess of distributions over net investment income	(306,704)
Accumulated net realized gain	27,700,310
Unrealized appreciation (depreciation) on:
Investments	24,013,289
Foreign currency translations	(76)
Total — representing net assets applicable to outstanding capital stock	$104,148,390
Class 1
Net assets	$6,838,572
Shares outstanding	371,889
Net asset value per share	$18.39
Class 2
Net assets	$97,309,818
Shares outstanding	5,389,720
Net asset value per share	$18.05

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
9

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$328,989
Dividends — affiliated issuers	879
Foreign taxes withheld	(3,868)
Total income	326,000
Expenses:
Investment management fees	385,535
Distribution and/or service fees
Class 2	127,011
Transfer agent fees
Class 1	2,097
Class 2	30,482
Administration fees	32,580
Compensation of board members	8,366
Custodian fees	6,360
Printing and postage fees	12,827
Professional fees	12,536
Other	3,478
Total expenses	621,272
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(70,331)
Total net expenses	550,941
Net investment loss	(224,941)
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	10,061,126
Foreign currency translations	285
Net realized gain	10,061,411
Net change in unrealized appreciation (depreciation) on:
Investments	(4,597,860)
Foreign currency translations	170
Net change in unrealized depreciation	(4,597,690)
Net realized and unrealized gain	5,463,721
Net increase in net assets resulting from operations	$5,238,780

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
10

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment loss	$(224,941)	$(577,479)
Net realized gain	10,061,411	18,862,298
Net change in unrealized depreciation	(4,597,690)	(8,107,041)
Net increase in net assets resulting from operations	5,238,780	10,177,778
Distributions to shareholders
Net realized gains
Class 1	—	(308,786)
Class 2	—	(4,993,083)
Total distributions to shareholders	—	(5,301,869)
Decrease in net assets from capital stock activity	(13,343,609)	(20,960,811)
Total decrease in net assets	(8,104,829)	(16,084,902)
Net assets at beginning of period	112,253,219	128,338,121
Net assets at end of period	$104,148,390	$112,253,219
Excess of distributions over net investment income	$(306,704)	$(81,763)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
11

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	1,958	36,131	13,637	237,052
Distributions reinvested	—	—	18,391	308,786
Redemptions	(34,875)	(633,399)	(91,459)	(1,556,768)
Net decrease	(32,917)	(597,268)	(59,431)	(1,010,930)
Class 2 shares
Subscriptions	83,213	1,469,442	371,163	6,221,125
Distributions reinvested	—	—	302,245	4,993,083
Redemptions	(793,145)	(14,215,783)	(1,853,971)	(31,164,089)
Net decrease	(709,932)	(12,746,341)	(1,180,563)	(19,949,881)
Total net decrease	(742,849)	(13,343,609)	(1,239,994)	(20,960,811)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
12

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013		2012	2011	2010
Per share data
Net asset value, beginning of period	$17.54		$16.79	$11.84		$10.63	$12.07	$10.28
Income from investment operations:
Net investment income (loss)	(0.02)		(0.04)	(0.02)		0.05	0.01	(0.03)
Net realized and unrealized gain (loss)	0.87		1.54	5.03		1.16	(1.45)	1.82
Total from investment operations	0.85		1.50	5.01		1.21	(1.44)	1.79
Less distributions to shareholders:
Net investment income	—		—	(0.06)		—	—	—
Net realized gains	—		(0.75)	—		—	—	—
Total distributions to shareholders	—		(0.75)	(0.06)		—	—	—
Net asset value, end of period	$18.39		$17.54	$16.79		$11.84	$10.63	$12.07
Total return	4.85%		9.12%	42.43%		11.38%	(11.93%)	17.41	%(a)
Ratios to average net assets(b)
Total gross expenses	0.91	%(c)	0.90%	0.91	%(d)	1.09%	1.14%	1.11	%(d)
Total net expenses(e)	0.78	%(c)	0.80%	0.82	%(d)	0.90%	1.05%	1.05	%(d)(f)
Net investment income (loss)	(0.18	%)(c)	(0.24%)	(0.14%)		0.45%	0.04%	(0.28%)
Supplemental data
Net assets, end of period (in thousands)	$6,839		$7,099	$7,794		$6,897	$8,527	$11,963
Portfolio turnover	51%		89%	96%		74%	107%	100%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
13

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013		2012	2011	2010
Per share data
Net asset value, beginning of period	$17.24		$16.56	$11.69		$10.52	$11.97	$10.22
Income from investment operations:
Net investment income (loss)	(0.04)		(0.08)	(0.05)		0.03	(0.02)	(0.05)
Net realized and unrealized gain (loss)	0.85		1.51	4.95		1.14	(1.43)	1.80
Total from investment operations	0.81		1.43	4.90		1.17	(1.45)	1.75
Less distributions to shareholders:
Net investment income	—		—	(0.03)		—	—	—
Net realized gains	—		(0.75)	—		—	—	—
Total distributions to shareholders	—		(0.75)	(0.03)		—	—	—
Net asset value, end of period	$18.05		$17.24	$16.56		$11.69	$10.52	$11.97
Total return	4.70%		8.82%	42.00%		11.12%	(12.11%)	17.12	%(a)
Ratios to average net assets(b)
Total gross expenses	1.16	%(c)	1.15%	1.16	%(d)	1.33%	1.39%	1.36	%(d)
Total net expenses(e)	1.03	%(c)	1.05%	1.07	%(d)	1.15%	1.30%	1.30	%(d)(f)
Net investment income (loss)	(0.43	%)(c)	(0.49%)	(0.39%)		0.22%	(0.19%)	(0.51%)
Supplemental data
Net assets, end of period (in thousands)	$97,310		$105,154	$120,544		$114,898	$119,225	$148,493
Portfolio turnover	51%		89%	96%		74%	107%	100%

Notes to Financial Highlights

(a)  Total return includes a reimbursement of a loss experienced by the Fund due to a compliance violation. The reimbursement had an impact of less than 0.01% on total return.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Ratios include line of credit interest expense which is less than 0.01%.

(e)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
14

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of

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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such

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NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.71% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited

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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $689.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 through April 30, 2016	Voluntary Expense Cap Effective May 1, 2015 through June 30, 2015	Voluntary Expense Cap Prior to May 1, 2015
Class 1	0.76%	0.76%	0.79%
Class 2	1.01	1.01	1.04

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $80,392,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$25,171,000
Unrealized depreciation	(1,157,000)
Net unrealized appreciation	$24,014,000

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to

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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $55,166,858 and $67,243,090, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, one unaffiliated shareholder of record owned 91.2% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation

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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

(AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period (Short-Term Period) in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management' s ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund' s Administrative Services Agreement, the Board also took into account the organization and strength of the Fund' s and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser' s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement for the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico 21st Century Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreements (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers and the planned enhancements for the Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the subadvisory oversight and research team. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement and considered, in this regard, the reduced financial strength of the Subadviser, noting, though, management's representation that there has been no reduction in resources dedicated to the Fund. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund, recognizing that the Subadviser was being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance was appropriate in light of the particular management style involved and the particular market environment.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadvisers from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in

Semiannual Report 2015
25

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

Semiannual Report 2015
26

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27

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Semiannual Report 2015
28

COLUMBIA VARIABLE PORTFOLIO — MARSICO 21ST CENTURY FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
29

Columbia Variable Portfolio – Marsico 21st Century Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1540 F (8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO
FOCUSED EQUITIES FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	4
Portfolio of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statement of Changes in Net Assets	10
Financial Highlights	12
Notes to Financial Statements	14
Interim Approval of Investment Management Services and Subadvisory Agreements	20
Approval of Investment Management Services and Subadvisory Agreements	23
Important Information About This Report	29

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund) Class 1 shares returned 3.90% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the S&P 500 Index, which returned 1.23% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 1	03/27/98	3.90	10.39	17.93	8.07
Class 2*	10/02/06	3.76	10.12	17.63	7.79
S&P 500 Index		1.23	7.42	17.34	7.89

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund's oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedle.com/us/investment-products/variable-products/appended-performance for more information.

The S&P 500 Index, an unmanaged index, measures the performance of 500 widely held, large-capitalization U.S. stocks and is frequently used as a general measure of market performance.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
Apple, Inc.	8.7
Facebook, Inc., Class A	7.4
Walt Disney Co. (The)	6.0
Visa, Inc., Class A	5.5
Sherwin-Williams Co. (The)	5.0
Biogen, Inc.	4.9
Starbucks Corp.	4.6
HCA Holdings, Inc.	4.6
Nike, Inc., Class B	4.4
Allergan PLC	3.8

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Portfolio Breakdown (%) (at June 30, 2015)
Common Stocks	98.1
Money Market Funds	1.9
Total	100.0

Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	21.1
Consumer Staples	1.9
Financials	3.4
Health Care	30.8
Industrials	5.9
Information Technology	31.9
Materials	5.0
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Portfolio Management

Marsico Capital Management, LLC

Thomas Marsico

Coralie Witter, CFA

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare With Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 1	1,000.00	1,000.00	1,039.00	1,020.88	3.99	3.96	0.79
Class 2	1,000.00	1,000.00	1,037.60	1,019.64	5.25	5.21	1.04

Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.4%

Issuer	Shares	Value ($)
CONSUMER DISCRETIONARY 20.8%
Hotels, Restaurants & Leisure 4.6%
Starbucks Corp.	52,724	2,826,797
Media 8.8%
Comcast Corp., Class A	30,602	1,840,404
Walt Disney Co. (The)	31,803	3,629,995
Total		5,470,399
Multiline Retail 3.0%
Dollar Tree, Inc.(a)	23,592	1,863,532
Textiles, Apparel & Luxury Goods 4.4%
Nike, Inc., Class B	24,874	2,686,889
Total Consumer Discretionary		12,847,617
CONSUMER STAPLES 1.9%
Food & Staples Retailing 1.9%
CVS Health Corp.	11,059	1,159,868
Total Consumer Staples		1,159,868
FINANCIALS 3.3%
Capital Markets 3.3%
Charles Schwab Corp. (The)	63,658	2,078,434
Total Financials		2,078,434
HEALTH CARE 30.3%
Biotechnology 9.6%
Biogen, Inc.(a)	7,351	2,969,363
Celgene Corp.(a)	11,647	1,347,966
Vertex Pharmaceuticals, Inc.(a)	13,503	1,667,350
Total		5,984,679
Health Care Providers & Services 7.9%
HCA Holdings, Inc.(a)	30,956	2,808,328
UnitedHealth Group, Inc.	16,994	2,073,268
Total		4,881,596
Life Sciences Tools & Services 2.1%
Illumina, Inc.(a)	5,877	1,283,302
Pharmaceuticals 10.7%
Allergan PLC(a)	7,601	2,306,600
Novartis AG, Registered Shares	19,629	1,934,662

Common Stocks (continued)

Issuer	Shares	Value ($)
Pacira Pharmaceuticals, Inc.(a)	18,437	1,303,865
Valeant Pharmaceuticals International, Inc.(a)	4,809	1,068,319
Total		6,613,446
Total Health Care		18,763,023
INDUSTRIALS 5.8%
Aerospace & Defense 2.8%
Boeing Co. (The)	12,693	1,760,773
Road & Rail 3.0%
Canadian Pacific Railway Ltd.	11,472	1,838,158
Total Industrials		3,598,931
INFORMATION TECHNOLOGY 31.4%
Internet Software & Services 10.9%
Alibaba Group Holding Ltd., ADR(a)	9,372	771,035
Facebook, Inc., Class A(a)	52,554	4,507,294
LinkedIn Corp., Class A(a)	7,237	1,495,381
Total		6,773,710
IT Services 5.5%
Visa, Inc., Class A	50,300	3,377,645
Semiconductors & Semiconductor Equipment 3.3%
ASML Holding NV	19,408	2,020,955
Software 3.1%
Electronic Arts, Inc.(a)	17,372	1,155,238
salesforce.com, inc.(a)	10,765	749,567
Total		1,904,805
Technology Hardware, Storage & Peripherals 8.6%
Apple, Inc.	42,485	5,328,681
Total Information Technology		19,405,796
MATERIALS 4.9%
Chemicals 4.9%
Sherwin-Williams Co. (The)	11,109	3,055,197
Total Materials		3,055,197
Total Common Stocks (Cost: $45,467,720)		60,908,866

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Money Market Funds 1.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	1,169,681	1,169,681
Total Money Market Funds (Cost: $1,169,681)		1,169,681
Total Investments (Cost: $46,637,401)		62,078,547
Other Assets & Liabilities, Net		(206,719)
Net Assets		61,871,828

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,550,205	14,785,996	(17,166,520)	1,169,681	1,002	1,169,681

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Consumer Discretionary	12,847,617	—	—	12,847,617
Consumer Staples	1,159,868	—	—	1,159,868
Financials	2,078,434	—	—	2,078,434
Health Care	16,828,361	1,934,662	—	18,763,023
Industrials	3,598,931	—	—	3,598,931
Information Technology	19,405,796	—	—	19,405,796
Materials	3,055,197	—	—	3,055,197
Total Common Stocks	58,974,204	1,934,662	—	60,908,866
Money Market Funds	1,169,681	—	—	1,169,681
Total Investments	60,143,885	1,934,662	—	62,078,547

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $45,467,720)	$60,908,866
Affiliated issuers (identified cost $1,169,681)	1,169,681
Total investments (identified cost $46,637,401)	62,078,547
Receivable for:
Dividends	17,753
Foreign tax reclaims	7,390
Expense reimbursement due from Investment Manager	11,272
Total assets	62,114,962
Liabilities
Payable for:
Capital shares purchased	87,011
Investment management fees	38,975
Distribution and/or service fees	1
Transfer agent fees	3,294
Administration fees	3,294
Compensation of board members	84,035
Accounting fees	12,189
Other expenses	14,335
Total liabilities	243,134
Net assets applicable to outstanding capital stock	$61,871,828
Represented by
Paid-in capital	$30,882,430
Undistributed net investment income	34,861
Accumulated net realized gain	15,513,109
Unrealized appreciation (depreciation) on:
Investments	15,441,146
Foreign currency translations	282
Total — representing net assets applicable to outstanding capital stock	$61,871,828
Class 1
Net assets	$61,868,919
Shares outstanding	3,271,701
Net asset value per share	$18.91
Class 2
Net assets	$2,909
Shares outstanding	155
Net asset value per share(a)	$18.78

(a) Net asset value per share rounds to this amount due to fractional shares outstanding.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$285,274
Dividends — affiliated issuers	1,002
Foreign taxes withheld	(8,629)
Total income	277,647
Expenses:
Investment management fees	225,064
Distribution and/or service fees
Class 2	4
Transfer agent fees
Class 1	19,018
Class 2	1
Administration fees	19,019
Compensation of board members	8,024
Custodian fees	1,756
Printing and postage fees	12,500
Professional fees	12,395
Other	3,202
Total expenses	300,983
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(50,504)
Total net expenses	250,479
Net investment income	27,168
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	6,526,881
Foreign currency translations	(1,868)
Net realized gain	6,525,013
Net change in unrealized appreciation (depreciation) on:
Investments	(4,074,248)
Foreign currency translations	282
Net change in unrealized depreciation	(4,073,966)
Net realized and unrealized gain	2,451,047
Net increase in net assets resulting from operations	$2,478,215

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income	$27,168	$90,544
Net realized gain	6,525,013	9,059,022
Net change in unrealized depreciation	(4,073,966)	(1,436,232)
Net increase in net assets resulting from operations	2,478,215	7,713,334
Distributions to shareholders
Net investment income
Class 1	—	(327,115)
Class 2	—	(7)
Net realized gains
Class 1	—	(10,523,728)
Class 2	—	(430)
Total distributions to shareholders	—	(10,851,280)
Decrease in net assets from capital stock activity	(5,480,811)	(1,157,004)
Total decrease in net assets	(3,002,596)	(4,294,950)
Net assets at beginning of period	64,874,424	69,169,374
Net assets at end of period	$61,871,828	$64,874,424
Undistributed net investment income	$34,861	$7,693

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1 shares
Subscriptions	14,437	269,756	113,213	2,120,473
Distributions reinvested	—	—	619,694	10,850,843
Redemptions	(307,442)	(5,750,567)	(744,561)	(14,115,559)
Net decrease	(293,005)	(5,480,811)	(11,654)	(1,144,243)
Class 2 shares
Distributions reinvested	—	—	25	437
Redemptions	—	—	(684)	(13,198)
Net increase (decrease)	—	—	(659)	(12,761)
Total net decrease	(293,005)	(5,480,811)	(12,313)	(1,157,004)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

FINANCIAL HIGHLIGHTS

The following tables are intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 1	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$18.20		$19.34	$16.52	$16.48	$16.99		$14.38
Income from investment operations:
Net investment income	0.01		0.03	0.09	0.07	0.05		0.06
Net realized and unrealized gain (loss)	0.70		2.24	5.76	1.87	(0.49)		2.62
Total from investment operations	0.71		2.27	5.85	1.94	(0.44)		2.68
Less distributions to shareholders:
Net investment income	—		(0.10)	(0.09)	(0.07)	(0.07)		(0.07)
Net realized gains	—		(3.31)	(2.94)	(1.83)	—		—
Total distributions to shareholders	—		(3.41)	(3.03)	(1.90)	(0.07)		(0.07)
Net asset value, end of period	$18.91		$18.20	$19.34	$16.52	$16.48		$16.99
Total return	3.90%		12.45%	38.10%	12.04%	(2.61%)		18.72%
Ratios to average net assets(a)
Total gross expenses	0.95	%(b)	0.95%	0.99%	1.12%	1.21%		1.18%
Total net expenses(c)	0.79	%(b)	0.79%	0.79%	0.88%	1.05	%(d)	1.05	%(d)
Net investment income	0.09	%(b)	0.14%	0.47%	0.40%	0.27%		0.39%
Supplemental data
Net assets, end of period (in thousands)	$61,869		$64,872	$69,154	$62,667	$68,337		$89,915
Portfolio turnover	29%		66%	92%	63%	90%		78%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014	2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$18.10		$19.25	$16.46	$16.43	$16.94		$14.34
Income from investment operations:
Net investment income (loss)	(0.02)		(0.03)	0.04	0.03	0.01		0.02
Net realized and unrealized gain (loss)	0.70		2.25	5.73	1.86	(0.48)		2.62
Total from investment operations	0.68		2.22	5.77	1.89	(0.47)		2.64
Less distributions to shareholders:
Net investment income	—		(0.06)	(0.04)	(0.03)	(0.04)		(0.04)
Net realized gains	—		(3.31)	(2.94)	(1.83)	—		—
Total distributions to shareholders	—		(3.37)	(2.98)	(1.86)	(0.04)		(0.04)
Net asset value, end of period	$18.78		$18.10	$19.25	$16.46	$16.43		$16.94
Total return	3.76%		12.20%	37.73%	11.75%	(2.82%)		18.44%
Ratios to average net assets(a)
Total gross expenses	1.22	%(b)	1.20%	1.23%	1.37%	1.45%		1.43%
Total net expenses(c)	1.04	%(b)	1.04%	1.04%	1.13%	1.29	%(d)	1.30	%(d)
Net investment income (loss)	(0.17	%)(b)	(0.14%)	0.21%	0.15%	0.06%		0.17%
Supplemental data
Net assets, end of period (in thousands)	$3		$3	$16	$11	$10		$10
Portfolio turnover	29%		66%	92%	63%	90%		78%

Notes to Financial Highlights

(a)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)  Annualized.

(c)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(d)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust's organizational documents or by law. Different share classes pay different distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information on the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by the Fund's management. Management's estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional shares of the applicable share class of the Fund at the net asset value as of the ex-dividend date of the distribution.

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent).

ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), is responsible for the ultimate oversight of investments made by the Fund. The Fund's subadviser (see Subadvisory Agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.71% to 0.54% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.71% of the Fund's average daily net assets.

Subadvisory Agreement

The Investment Manager has entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensates Marsico to manage the investment of the Fund's assets.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.06% to 0.03% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.06% of the Fund's average daily net assets.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $653.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets attributable to each share class. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund. The Fund pays no distribution and service fees for Class 1 shares.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 1	0.79%	0.79%
Class 2	1.04	1.04

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $46,637,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$16,146,000
Unrealized depreciation	(704,000)
Net unrealized appreciation	$15,442,000

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $17,714,751 and $22,279,310, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, two unaffiliated shareholders of record owned 93.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00%

or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Consumer Discretionary Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the consumer discretionary sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the consumer discretionary sector are subject to certain risks, including fluctuations in the performance of the overall domestic and international economy, interest rate changes, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, changing demographics and consumer tastes.

Health Care Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the health care sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services). Performance of such companies may be affected by factors including, government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.

Technology and Technology-related Investment Risk

Sector risk occurs when a fund invests a significant portion of its assets in securities of companies conducting business in a related group of industries within an economic sector. Companies in the same economic sector may be similarly affected by economic, regulatory, political or market events or conditions, making a fund more vulnerable to unfavorable

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

developments in that economic sector than funds that invest more broadly. The Fund may be more susceptible to the particular risks that may affect companies in the technology and technology-related sectors than if it were invested in a wider variety of companies in unrelated sectors.

Non-Diversification Risk

A non-diversified fund is permitted to invest a greater percentage of its total assets in fewer issuers than a diversified fund. The Fund may, therefore, have a greater risk of loss from a few issuers than a similar fund that invests more broadly.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the

Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements) for a two-month period ("Short-Term Period") in order to align the Advisory Agreements with the review cycle of other funds in the Columbia family of funds. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the Advisory Agreements for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management. The Board took into account the information it received and reviewed concerning Columbia Management's ongoing oversight and monitoring of the subadvisers, observing the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other noted services, investment, risk and compliance oversight. The Board also took into account the Subadviser oversight structure and the Columbia Management team dedicated thereto as well as the contemplated enhancements to the team and its resources. The Board also noted the information it received concerning Columbia Management's ability to retain its key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement for the Short-Term Period. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement or the Short-Term Period. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. Based on the foregoing, and based on other information received (both oral and written) and other considerations, including, in particular, the performance of the Fund (discussed below), as well as the Investment Manager's recommendation that the Board approve renewal of the Subadvisory Agreement with the Subadviser the Board concluded that the services being performed under the Subadvisory Agreement were acceptable for purposes of renewal for the Short-Term Period.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser. The Board observed that for purposes of approving the Advisory Agreements for the Short-Term Period, the Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with few defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

in its business and earn an appropriate profit. For purposes of approving the Advisory Agreements for the Short-Term Period, the Board concluded that the investment management service and subadvisory fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the Advisory Agreements for the Short-Term Period, fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the Advisory Agreements for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements for the Short-Term Period.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — Marsico Focused Equities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement and the Subadvisory Agreement (together, the Advisory Agreements). Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the Advisory Agreements for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory and subadvisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of each of the Advisory Agreements.

Nature, Extent and Quality of Services Provided by Columbia Management and the Subadviser

The Board analyzed various reports and presentations it had received detailing the services performed by Columbia Management and the Subadviser, as well as their history, reputation, expertise, resources and relative capabilities, and the qualifications of their personnel.

With respect to Columbia Management, the Board specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, detailed information regarding the process employed by Columbia Management for selecting and overseeing affiliated and unaffiliated subadvisers and the planned enhancements for the Subadviser investment oversight, research and monitoring program, including a restructuring and bolstering of the subadvisory oversight and research team. The Board took into account the broad scope of services provided by Columbia Management to each subadvised Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Board also took into account the organization and strength of the Fund's and its service providers' compliance programs. The Board also reviewed the financial condition of Columbia Management and

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

its affiliates and their ability to carry out their responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. In addition, the Board discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Services Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Services Agreement were of a reasonably high quality.

With respect to the Subadviser, the Board observed that it had previously approved the Subadviser's code of ethics and compliance program, that the Chief Compliance Officer of the Fund continues to monitor the code and the program, and that no material concerns have been reported. The Board also considered the Subadviser's organizational strength and resources, portfolio management team depth and capabilities and investment process. The Board also considered the Subadviser's capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement and considered, in this regard, the reduced financial strength of the Subadviser, noting, though, management's representation that there has been no reduction in resources dedicated to the Fund. In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed. The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadviser agreements for subadvisers who manage other funds managed by the Investment Manager. It was observed that no material changes were recommended to the Subadvisory Agreement.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the Subadviser was in a position to provide quality services to the Fund, recognizing that the Subadviser was being subject to heightened surveillance.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the Advisory Agreements, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Additionally, the Board reviewed the performance of the Subadviser and Columbia Management's process for selecting and monitoring the Subadviser and the enhancements being implemented to the program. The Board considered, in particular, management's rationale for recommending the continued retention of the Subadviser.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management, its Affiliates and the Subadviser from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in the Board's analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AND SUBADVISORY AGREEMENTS (continued)

the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio.

Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board observed that the subadvisory fee level for the Subadviser was generally comparable to those charged by other subadvisers to similar funds managed by the Investment Manager. The Board also reviewed fee rates charged by the Subadviser to other client accounts. The Board also reviewed fee rates charged by other comparable mutual funds employing the Subadviser to provide subadvisory services. Based on its reviews, including recommendations from JDL, the Board concluded that the Fund's investment management and subadvisory fees were fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that fees payable under the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the Advisory Agreements.

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Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — MARSICO FOCUSED EQUITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015

Columbia Variable Portfolio — Marsico Focused Equities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1545_F_(8/15)

SEMIANNUAL REPORT

June 30, 2015

COLUMBIA VARIABLE PORTFOLIO —
INTERNATIONAL OPPORTUNITIES FUND

Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

Performance Overview	2
Portfolio Overview	3
Understanding Your Fund's Expenses	5
Portfolio of Investments	6
Statement of Assets and Liabilities	10
Statement of Operations	11
Statement of Changes in Net Assets	12
Financial Highlights	14
Notes to Financial Statements	15
Interim Approval of Investment Management Services Agreement	21
Approval of Investment Management Services Agreement	23
Important Information About This Report	25

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict, so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Columbia fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular Columbia fund. References to specific securities should not be construed as a recommendation or investment advice.

Semiannual Report 2015

COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

PERFORMANCE OVERVIEW

(Unaudited)

Performance Summary

■  Columbia Variable Portfolio — International Opportunities Fund (the Fund) Class 2 shares returned 6.13% for the six-month period that ended June 30, 2015.

■  The Fund outperformed its benchmark, the MSCI EAFE Index (Net), which returned 5.52% over the same time period.

Average Annual Total Returns (%) (for period ended June 30, 2015)

	Inception	6 Months Cumulative	1 Year	5 Years	10 Years
Class 2	03/27/98	6.13	2.55	9.18	5.86
MSCI EAFE Index (Net)		5.52	-4.22	9.54	5.12

Performance data quoted represents past performance and current performance may be lower or higher. Past performance is no guarantee of future results. The investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than the original cost. For current month-end performance information, please contact your financial advisor or insurance representative.

Performance results reflect the effect of any fee waivers or reimbursements of fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.

Investment earnings, if any, are tax-deferred until distributed to shareholders, at which time taxes may become due. Total return performance includes changes in share price and assumes reinvestment of dividends and capital gains, if any. Performance results reflect the effect of all fund expenses, but do not include any fees and expenses imposed under your variable annuity contract and/or variable life insurance policy or qualified pension or retirement plan. If performance results included the effect of these additional charges, they would be lower.

The MSCI EAFE Index (Net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The index is compiled from a composite of securities markets of Europe, Australasia and the Far East and is widely recognized by investors in foreign markets as the measurement index for portfolios of non-North American securities.

Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes (except the MSCI EAFE Index (Net), which reflects reinvested dividends net of withholding taxes) or other expenses of investing. Securities in the Fund may not match those in an index.

Semiannual Report 2015
2

COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OVERVIEW

(Unaudited)

Top Ten Holdings (%) (at June 30, 2015)
UBS AG (Switzerland)	2.9
Mitsubishi UFJ Financial Group, Inc. (Japan)	2.7
Wolseley PLC (United Kingdom)	2.7
Continental AG (Germany)	2.6
Airbus Group SE (France)	2.6
Hays PLC (United Kingdom)	2.5
Novo Nordisk A/S, Class B (Denmark)	2.5
Roche Holding AG, Genusschein Shares (Switzerland)	2.5
Anheuser-Busch InBev NV (Belgium)	2.4
Mitsubishi Estate Co., Ltd. (Japan)	2.4

Percentages indicated are based upon total investments (excluding Money Market Funds).

For further detail about these holdings, please refer to the section entitled "Portfolio of Investments."

Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

Country Breakdown (%) (at June 30, 2015)
Australia	3.7
Belgium	2.4
Canada	1.5
China	2.2
Denmark	2.5
France	6.9
Germany	10.0
Hong Kong	3.3
India	1.0
Indonesia	1.2
Ireland	2.1
Japan	32.2
Netherlands	4.3
Spain	2.2
Switzerland	6.3
United Kingdom	17.3
United States(a)	0.9
Total	100.0

Country Breakdown is based primarily on issuer's place of organization/incorporation. The Fund may use this and/or other criteria, for purposes of its investment policies, in determining whether an issuer is domestic (U.S.) or foreign. Percentages indicated are based upon total investments. The Fund's portfolio composition is subject to change.

(a) Includes investments in Money Market Funds.

Portfolio Management

Simon Haines, CFA

William Davies

David Dudding, CFA

Semiannual Report 2015
3

COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OVERVIEW (continued)

(Unaudited)

Equity Sector Breakdown (%) (at June 30, 2015)
Consumer Discretionary	15.1
Consumer Staples	8.2
Financials	26.8
Health Care	11.9
Industrials	19.3
Information Technology	10.2
Materials	6.4
Telecommunication Services	2.1
Total	100.0

Percentages indicated are based upon total equity investments. The Fund's portfolio composition is subject to change.

Semiannual Report 2015
4

COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

UNDERSTANDING YOUR FUND'S EXPENSES

(Unaudited)

As an investor, you incur ongoing costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.

The information below does not reflect fees and expenses imposed under your variable annuity contract and/or variable life insurance policy (collectively, Contracts) or qualified pension and retirement plan (Qualified Plan), if any. The total fees and expenses you bear may therefore be higher than those shown below.

Analyzing Your Fund's Expenses

To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the Fund's actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the "Actual" column. The amount listed in the "Hypothetical" column assumes a 5% annual rate of return before expenses (which is not the Fund's actual return) and then applies the Fund's actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See "Compare with Other Funds" below for details on how to use the hypothetical data.

Compare With Other Funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees, or expenses that apply to the subaccount or the Contract. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If the fees and expenses imposed under your Contract or Qualified Plan, if any, were included, your costs would be higher.

January 1, 2015 – June 30, 2015

	Account Value at the Beginning of the Period ($)		Account Value at the End of the Period ($)		Expenses Paid During the Period ($)		Fund's Annualized Expense Ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class 2	1,000.00	1,000.00	1,061.30	1,019.09	5.88	5.76	1.15

Expenses paid during the period are equal to the annualized expense ratio as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund's most recent fiscal half year and divided by 365.

Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.

Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.

Semiannual Report 2015
5

COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS

June 30, 2015 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common Stocks 98.6%

Issuer	Shares	Value ($)
AUSTRALIA 3.7%
Ansell Ltd.	112,026	2,078,204
CSL Ltd.	54,321	3,621,385
Total		5,699,589
BELGIUM 2.4%
Anheuser-Busch InBev NV	31,066	3,723,146
CANADA 1.5%
Methanex Corp.	42,245	2,358,143
CHINA 2.2%
Ping An Insurance Group Co. of China Ltd., Class H	115,000	1,551,985
Tencent Holdings Ltd.	88,900	1,777,692
Total		3,329,677
DENMARK 2.5%
Novo Nordisk A/S, Class B	70,371	3,834,078
FRANCE 6.9%
Airbus Group SE	59,751	3,876,899
L'Oreal SA	18,259	3,256,966
Schneider Electric SE	48,819	3,370,592
Total		10,504,457
GERMANY 9.1%
Allianz SE, Registered Shares	9,597	1,494,680
Bayer AG, Registered Shares	19,576	2,740,040
Brenntag AG	46,269	2,652,912
Continental AG	16,561	3,918,777
Linde AG	16,067	3,043,298
Total		13,849,707
HONG KONG 3.3%
AIA Group Ltd.	536,800	3,509,952
Hong Kong Exchanges and Clearing Ltd.	42,700	1,504,516
Total		5,014,468
INDIA 1.0%
Tata Motors Ltd., ADR	42,610	1,468,767
INDONESIA 1.2%
PT Bank Rakyat Indonesia Persero Tbk	2,377,300	1,839,954

Common Stocks (continued)

Issuer	Shares	Value ($)
IRELAND 2.1%
Bank of Ireland(a)	8,092,611	3,265,980
JAPAN 32.4%
Capcom Co., Ltd.	122,000	2,361,799
Daikin Industries Ltd.	40,100	2,882,724
Dentsu, Inc.	65,000	3,362,617
Ebara Corp.	556,000	2,690,544
Hitachi High-Technologies Corp.	78,400	2,203,965
Japan Exchange Group, Inc.	108,900	3,530,439
Mazda Motor Corp.	182,400	3,569,350
Mitsubishi Estate Co., Ltd.	170,000	3,661,476
Mitsubishi UFJ Financial Group, Inc.	568,000	4,086,457
Nomura Holdings, Inc.	472,700	3,191,599
OSG Corp.	130,900	2,805,954
Rakuten, Inc.	51,900	837,880
Recruit Holdings Co., Ltd.	45,100	1,375,291
SCSK Corp.	62,600	1,908,950
Sekisui Chemical Co., Ltd.	197,000	2,418,379
Shimadzu Corp.	57,000	773,613
Tadano Ltd.	123,000	1,837,111
Taiheiyo Cement Corp.	966,000	2,824,956
Yaskawa Electric Corp.	241,700	3,091,453
Total		49,414,557
NETHERLANDS 4.3%
ASML Holding NV	32,183	3,326,002
ING Groep NV-CVA	201,710	3,330,418
Total		6,656,420
SPAIN 2.2%
Inditex SA	102,834	3,342,459
SWITZERLAND 6.4%
Roche Holding AG, Genusschein Shares	13,362	3,744,418
Syngenta AG, Registered Shares	3,732	1,516,830
UBS AG	210,977	4,474,757
Total		9,736,005
UNITED KINGDOM 17.4%
3i Group PLC	363,841	2,952,754
AstraZeneca PLC	34,171	2,153,760
BT Group PLC	442,259	3,128,437

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Common Stocks (continued)

Issuer	Shares	Value ($)
Diageo PLC	80,228	2,320,732
GKN PLC	493,061	2,591,445
Hays PLC	1,493,390	3,834,163
Legal & General Group PLC	592,273	2,316,286
Unilever PLC	74,532	3,197,059
Wolseley PLC	63,497	4,053,641
Total		26,548,277
Total Common Stocks (Cost: $149,373,799)		150,585,684

Preferred Stocks 1.0%

GERMANY 1.0%
Volkswagen AG	6,255	1,450,464
Total Preferred Stocks (Cost: $1,572,885)		1,450,464

Money Market Funds 0.9%

	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.118%(b)(c)	1,337,448	1,337,448
Total Money Market Funds (Cost: $1,337,448)		1,337,448
Total Investments (Cost: $152,284,132)		153,373,596
Other Assets & Liabilities, Net		(721,138)
Net Assets		152,652,458

Notes to Portfolio of Investments

(a)  Non-income producing investment.

(b)  The rate shown is the seven-day current annualized yield at June 30, 2015.

(c)  As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company's outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended June 30, 2015 are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds From Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,203,334	108,905,001	(108,770,887)	1,337,448	3,233	1,337,448

Abbreviation Legend

ADR  American Depositary Receipt

Fair Value Measurements

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund's assumptions about the information market participants would use in pricing an investment. An investment's level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset's or liability's fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

Fair value inputs are summarized in the three broad levels listed below:

>  Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

>  Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

>  Level 3 — Valuations based on significant unobservable inputs (including the Fund's own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment's fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements — Security Valuation.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund's Board of Trustees (the Board), the Investment Manager's Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager's organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

PORTFOLIO OF INVESTMENTS (continued)

June 30, 2015 (Unaudited)

Fair Value Measurements (continued)

The following table is a summary of the inputs used to value the Fund's investments at June 30, 2015:

	Level 1 Quoted Prices in Active Markets for Identical Assets ($)	Level 2 Other Significant Observable Inputs ($)	Level 3 Significant Unobservable Inputs ($)	Total ($)
Investments
Common Stocks
Australia	—	5,699,589	—	5,699,589
Belgium	—	3,723,146	—	3,723,146
Canada	2,358,143	—	—	2,358,143
China	—	3,329,677	—	3,329,677
Denmark	—	3,834,078	—	3,834,078
France	—	10,504,457	—	10,504,457
Germany	—	13,849,707	—	13,849,707
Hong Kong	—	5,014,468	—	5,014,468
India	1,468,767	—	—	1,468,767
Indonesia	—	1,839,954	—	1,839,954
Ireland	—	3,265,980	—	3,265,980
Japan	—	49,414,557	—	49,414,557
Netherlands	—	6,656,420	—	6,656,420
Spain	—	3,342,459	—	3,342,459
Switzerland	—	9,736,005	—	9,736,005
United Kingdom	—	26,548,277	—	26,548,277
Total Common Stocks	3,826,910	146,758,774	—	150,585,684
Preferred Stocks
Germany	—	1,450,464	—	1,450,464
Money Market Funds	1,337,448	—	—	1,337,448
Total Investments	5,164,358	148,209,238	—	153,373,596

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund's assets assigned to the Level 2 input category are generally valued using the market approach, in which a security's value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security's correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2015 (Unaudited)

Assets
Investments, at value
Unaffiliated issuers (identified cost $150,946,684)	$152,036,148
Affiliated issuers (identified cost $1,337,448)	1,337,448
Total investments (identified cost $152,284,132)	153,373,596
Cash	71,585
Receivable for:
Investments sold	1,174,777
Capital shares sold	24,148
Dividends	129,568
Foreign tax reclaims	112,676
Expense reimbursement due from Investment Manager	23,488
Total assets	154,909,838
Liabilities
Foreign currency (cost $3,602)	3,608
Payable for:
Investments purchased	1,772,219
Capital shares purchased	186,460
Investment management fees	108,514
Distribution and/or service fees	34,340
Transfer agent fees	8,241
Administration fees	10,989
Compensation of board members	86,449
Other expenses	46,560
Total liabilities	2,257,380
Net assets applicable to outstanding capital stock	$152,652,458
Represented by
Paid-in capital	$185,283,039
Undistributed net investment income	266,163
Accumulated net realized loss	(33,984,095)
Unrealized appreciation (depreciation) on:
Investments	1,089,464
Foreign currency translations	(2,113)
Total — representing net assets applicable to outstanding capital stock	$152,652,458
Class 2
Net assets	$152,652,458
Shares outstanding	8,166,329
Net asset value per share	$18.69

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2015 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$1,235,733
Dividends — affiliated issuers	3,233
Foreign taxes withheld	(109,529)
Total income	1,129,437
Expenses:
Investment management fees	537,650
Distribution and/or service fees
Class 2	170,142
Transfer agent fees
Class 2	40,833
Administration fees	54,446
Compensation of board members	8,468
Custodian fees	14,672
Printing and postage fees	31,287
Professional fees	16,681
Other	5,350
Total expenses	879,529
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(98,710)
Total net expenses	780,819
Net investment income	348,618
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments	18,467,102
Foreign currency translations	(54,021)
Net realized gain	18,413,081
Net change in unrealized appreciation (depreciation) on:
Investments	(11,947,143)
Foreign currency translations	9,548
Net change in unrealized depreciation	(11,937,595)
Net realized and unrealized gain	6,475,486
Net increase in net assets resulting from operations	$6,824,104

The accompanying Notes to Financial Statements are an integral part of this statement.

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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
Operations
Net investment income (loss)	$348,618	$(334,392)
Net realized gain	18,413,081	4,960,861
Net change in unrealized depreciation	(11,937,595)	(11,993,612)
Net increase (decrease) in net assets resulting from operations	6,824,104	(7,367,143)
Distributions to shareholders
Net investment income
Class 2	—	(36,146)
Total distributions to shareholders	—	(36,146)
Increase (decrease) in net assets from capital stock activity	21,623,717	(17,471,769)
Total increase (decrease) in net assets	28,447,821	(24,875,058)
Net assets at beginning of period	124,204,637	149,079,695
Net assets at end of period	$152,652,458	$124,204,637
Undistributed (excess of distributions over) net investment income	$266,163	$(82,455)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended June 30, 2015 (Unaudited)		Year Ended December 31, 2014
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 2 shares
Subscriptions	1,833,867	35,078,694	263,722	4,629,355
Distributions reinvested	—	—	2,009	36,146
Redemptions	(720,696)	(13,454,977)	(1,246,329)	(22,137,270)
Net increase (decrease)	1,113,171	21,623,717	(980,598)	(17,471,769)
Total net increase (decrease)	1,113,171	21,623,717	(980,598)	(17,471,769)

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS

The following table is intended to help you understand the Fund's financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund's portfolio turnover rate may be higher.

	Six Months Ended June 30, 2015		Year Ended December 31,
Class 2	(Unaudited)		2014		2013	2012	2011		2010
Per share data
Net asset value, beginning of period	$17.61		$18.56		$15.48	$13.29	$15.98		$14.15
Income from investment operations:
Net investment income (loss)	0.05		(0.04)		0.07	0.17	0.03		0.06
Net realized and unrealized gain (loss)	1.03		(0.91)		3.09	2.17	(2.60)		1.87
Total from investment operations	1.08		(0.95)		3.16	2.34	(2.57)		1.93
Less distributions to shareholders:
Net investment income	—		(0.00	)(a)	(0.08)	(0.15)	(0.12)		(0.10)
Total distributions to shareholders	—		(0.00	)(a)	(0.08)	(0.15)	(0.12)		(0.10)
Net asset value, end of period	$18.69		$17.61		$18.56	$15.48	$13.29		$15.98
Total return	6.13%		(5.09%)		20.39%	17.62%	(16.18%)		13.73%
Ratios to average net assets(b)
Total gross expenses	1.30	%(c)	1.29%		1.30%	1.44%	1.51%		1.47%
Total net expenses(d)	1.15	%(c)	1.18%		1.19%	1.30%	1.45	%(e)	1.45	%(e)
Net investment income (loss)	0.51	%(c)	(0.25%)		0.40%	1.16%	0.20%		0.39%
Supplemental data
Net assets, end of period (in thousands)	$152,652		$124,205		$149,080	$148,252	$156,597		$223,100
Portfolio turnover	177%		176%		129%	74%	95%		112%

Notes to Financial Highlights

(a)  Rounds to zero.

(b)  In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(c)  Annualized.

(d)  Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.

(e)  The benefits derived from expense reductions had an impact of less than 0.01%.

The accompanying Notes to Financial Statements are an integral part of this statement.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS

June 30, 2015 (Unaudited)

Note 1. Organization

Columbia Variable Portfolio — International Opportunities Fund (formerly known as Columbia Variable Portfolio — Marsico International Opportunities Fund) (the Fund), a series of Columbia Funds Variable Insurance Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Effective May 1, 2015, Columbia Variable Portfolio — Marsico International Opportunities Fund was renamed Columbia Variable Portfolio — International Opportunities Fund.

Fund Shares

The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You invest by participating in a Qualified Plan or buying a Contract and making allocations to the Fund.

Note 2. Summary of Significant Accounting Policies

Basis of Preparation

The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services — Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation

All equity securities are valued at the close of business of the New York Stock Exchange (NYSE). Equity securities are valued at the last quoted sales price on the principal exchange or market on which they trade, except for securities traded on the NASDAQ Stock Market, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets.

Foreign equity securities are valued based on the closing price on the foreign exchange in which such securities are primarily traded. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Many securities markets and exchanges outside the U.S. close prior to the close of the NYSE; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the NYSE. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees (the Board), including, if available, utilizing a third party pricing service to determine these fair values. The third party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the NYSE. The fair value of a security is likely to be different from the quoted or published price, if available.

Investments in open-end investment companies, including money market funds, are valued at their latest net asset value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.

GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund's Portfolio of Investments.

Foreign Currency Transactions and Translations

The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of the NYSE. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.

For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities.

Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities, the proceeds are recorded as realized gains.

Expenses

General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Federal Income Tax Status

The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, because the Fund's sole shareholders are Qualified Investors, the Fund expects not to be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Foreign Taxes

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.

Distributions to Subaccounts

Distributions to the subaccounts of Contracts, Qualified Plans and Qualified Investors are recorded at the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income, if any, are declared and distributed annually. Capital gains distributions, when available, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to registered investment companies. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. All dividends and distributions are reinvested in additional Class 2 shares of the Fund at the next calculated net asset value after the distribution is paid.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Guarantees and Indemnifications

Under the Trust's organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund's contracts with its service providers contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Recent Accounting Pronouncement

Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)

In May 2015, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2015-07, Fair Value Measurement (Topic 820), Disclosure for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent). ASU No. 2015-07 changes the disclosure requirements for investments for which fair value is measured using the net asset value per share practical expedient. The disclosure requirements are effective for annual periods beginning after December 15, 2016 and interim periods within those fiscal years. At this time, management is evaluating the implications of this guidance and the impact it will have on the financial statement amounts and footnote disclosures, if any.

Note 3. Fees and Compensation Paid to Affiliates

Investment Management Fees

Under an Investment Management Services Agreement, Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), determines which securities will be purchased, held or sold. The investment management fee is an annual fee that is equal to a percentage of the Fund's average daily net assets that declines from 0.79% to 0.62% as the Fund's net assets increase. The annualized effective investment management fee rate for the six months ended June 30, 2015 was 0.79% of the Fund's average daily net assets.

Prior to May 1, 2015, the Fund's subadviser (see Subadvisory Agreement below) had the primary responsibility for the day-to-day portfolio managment of the Fund.

Participating Affiliates

The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the "Global" business). From time to time the Investment Manager (or any affiliated investment subadviser to the Fund, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Fund. These Participating Affiliates will provide services to the Investment Manager (or any affiliated investment subadviser to the Fund as the case may be) either pursuant to subadvisory agreements, personnel-sharing agreements or similar inter-company arrangements and the Fund will pay no additional fees and expenses as a result of any such arrangements.

These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with appropriate respective regulators in their home jurisdictions and, where required, the Securities and Exchange Commission and the Commodity Futures Trading Commission in the United States.

Pursuant to some of these arrangements, certain employees of these Participating Affiliates may serve as "associated persons" of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Fund's prospectus and Statement of Additional Information (SAI), may provide such services to the Fund on behalf of the Investment Manager.

Subadvisory Agreement

Prior to May 1, 2015, the Investment Manager entered into a Subadvisory Agreement with Marsico Capital Management, LLC (Marsico) to serve as the subadviser to the Fund. The Investment Manager compensated Marsico to manage the investment of the Fund's assets through April 30, 2015.

Administration Fees

Under an Administrative Services Agreement, the Investment Manager also serves as the Fund Administrator. The Fund pays the Fund Administrator an

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

annual fee for administration and accounting services equal to a percentage of the Fund's average daily net assets that declines from 0.08% to 0.05% as the Fund's net assets increase. The annualized effective administration fee rate for the six months ended June 30, 2015 was 0.08% of the Fund's average daily net assets.

Other Expenses

Other expenses are for, among other things, miscellaneous expenses of the Fund or the Board, including payments to Board Services Corp., a company providing limited administrative services to the Fund and the Board. That company's expenses include boardroom and office expense, employee compensation, employee health and retirement benefits, and certain other expenses. For the six months ended June 30, 2015, other expenses paid by the Fund to this company were $703.

Compensation of Board Members

Board members are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Plan), the Board members who are not "interested persons" of the Fund, as defined under the 1940 Act, may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund's liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Plan.

Transfer Agency Fees

The Fund has a Transfer Agency and Dividend Disbursing Agent Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. The annual fee rate under this agreement is 0.06% of the Fund's average daily net assets. The Transfer Agent also receives compensation from the Fund for various shareholder services.

Distribution Fees

The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. The Board has approved, and the Fund has adopted, a distribution plan (the Plan) which sets the distribution fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor for selling shares of the Fund. The Plan requires the payment of a monthly distribution fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class 2 shares of the Fund.

Expenses Waived/Reimbursed by the Investment Manager and its Affiliates

The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund's net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund's custodian, do not exceed the annual rates of:

	Contractual Expense Cap July 1, 2015 Through April 30, 2016	Voluntary Expense Cap Prior to July 1, 2015
Class 2	1.15%	1.15%

The contractual agreement may be modified or amended only with approval from all parties. Under the arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend and interest expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest and extraordinary expenses. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.

At June 30, 2015, the cost of investments for federal income tax purposes was approximately $152,284,000 and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$5,038,000
Unrealized depreciation	(3,948,000)
Net unrealized appreciation	$1,090,000

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

The following capital loss carryforwards, determined as of December 31, 2014, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Amount ($)
2016	2,775,487
2017	48,193,080
Total	50,968,567

Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management's conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Portfolio Information

The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $255,830,204 and $234,218,589, respectively, for the six months ended June 30, 2015. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Note 6. Affiliated Money Market Fund

The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds. The income earned by the Fund from such investments is included as Dividends — affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of Columbia Short-Term Cash Fund.

Note 7. Shareholder Concentration

At June 30, 2015, one unaffiliated shareholder of record owned 53.8% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 28.8% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund.

Note 8. Line of Credit

The Fund has entered into a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. The credit facility agreement, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager, severally and not jointly, permits collective borrowings up to $550 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the overnight federal funds rate plus 1.00% or (ii) the one-month LIBOR rate plus 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.075% per annum. The commitment fee is included in other expenses in the Statement of Operations.

The Fund had no borrowings during the six months ended June 30, 2015.

Note 9. Significant Risks

Financial Sector Risk

The Fund may be more susceptible to the particular risks that may affect companies in the financial services sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the financial services sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to real estate developers, which makes them vulnerable to economic conditions that affect that industry. Performance of such companies may be affected by competitive pressures and exposure to investments or agreements that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financial services sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS (continued)

June 30, 2015 (Unaudited)

Foreign Securities and Emerging Market Countries Risk

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities. Investing in emerging markets may accentuate these risks. These countries are also more likely to experience high levels of inflation, deflation or currency devaluation which could hurt their economies and securities markets. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the various conditions, events or other factors impacting those countries and may, therefore, have a greater risk than that of a fund which is more geographically diversified.

Note 10. Subsequent Events

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.

Note 11. Information Regarding Pending and Settled Legal Proceedings

In December 2005, without admitting or denying the allegations, American Express Financial Corporation (AEFC, which is now known as Ameriprise Financial, Inc. (Ameriprise Financial)) entered into settlement agreements with the Securities and Exchange Commission (SEC) and Minnesota Department of Commerce (MDOC) related to market timing activities. As a result, AEFC was censured and ordered to cease and desist from committing or causing any violations of certain provisions of the Investment Advisers Act of 1940, the Investment Company Act of 1940, and various Minnesota laws. AEFC agreed to pay disgorgement of $10 million and civil money penalties of $7 million. AEFC also agreed to retain an independent distribution consultant to assist in developing a plan for distribution of all disgorgement and civil penalties ordered by the SEC in accordance with various undertakings detailed at www.sec.gov/litigation/admin/ia-2451.pdf. Ameriprise Financial and its affiliates have cooperated with the SEC and the MDOC in these legal proceedings, and have made regular reports to the Funds' Boards of Trustees.

Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.

There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased fund redemptions, reduced sale of fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial.

Semiannual Report 2015
20

COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — International Opportunities Fund (known as Columbia Variable Portfolio — Marsico International Opportunities Fund prior to May 1, 2015) (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a Subadvisory Agreement (the Subadvisory Agreement) between Columbia Management and Marsico Capital Management, LLC (the Subadviser), the Subadviser has provided portfolio management and related services for the Fund.

The Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considered the renewal of the IMS Agreement for a two-month period (Short-Term Period) in order to align the IMS Agreement with the review cycle of other funds in the Columbia family of funds. In addition, the Board recalled that, at its meeting held January 27, 2015, it approved the termination of the Subadvisory Agreement and noted that the termination would become effective April 30, 2015.

With respect to the IMS Agreement, Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March and April 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to each item of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel, and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its April 13-15, 2015 in-person Board meeting (the April Meeting), considered the renewal of the IMS Agreement for the Short-Term Period. At the April Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its expertise, resources and capabilities. The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management. The Independent Trustees noted the information they received concerning Columbia Management's ability to retain its key portfolio management personnel. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board also reviewed the financial condition of Columbia Management (and its affiliates) and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other services agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement for the Short-Term Period.

Based on the foregoing, and based on other information received (both oral and written, including the information on investment performance referenced below) and other considerations, the Board concluded that the services being performed by Columbia Management and its affiliates were acceptable for the Short-Term Period.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

INTERIM APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that for purposes of approving the IMS Agreement for the Short-Term Period, the Fund's performance was acceptable.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund).

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Board referred to a detailed profitability report, discussing the profitability to Columbia Management and Ameriprise Financial from managing, operating and distributing the Funds. For purposes of approving the IMS Agreement for the Short-Term Period, the Board concluded that the investment management service fees were fair and reasonable, observing that the profitability levels also seemed reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Independent Trustees took into account that IMS fees decline as Fund assets exceed various breakpoints.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that, for purposes of its consideration of the renewal of the IMS Agreement for the Short-Term Period, the investment management service fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. The Board noted its understanding that it would undertake the full consideration of renewal of the IMS Agreement for the full annual period at its June 2015 meetings. On April 15, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement for the Short-Term Period.

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT

Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager, and together with its global affiliates, Columbia Threadneedle), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Variable Portfolio — International Opportunities Fund (the Fund). Under an investment management services agreement (the IMS Agreement), Columbia Management provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).

On an annual basis, the Fund's Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the IMS Agreement. Columbia Management prepared detailed reports for the Board and its Contracts Committee in January, March, April and June 2015, including reports based on analyses of data provided by an independent organization (Lipper) and a comprehensive response to items of information requested by independent legal counsel to the Independent Trustees (Independent Legal Counsel) in a letter to the Investment Manager, to assist the Board in making this determination. All of the materials presented in January, March, April and June were first supplied in draft form to designated representatives of the Independent Trustees, i.e., Independent Legal Counsel, Fund Counsel, the Chair of the Board and the Chair of the Contracts Committee, and the final materials were revised to reflect discussion and subsequent requests made by the Board representatives. In addition, throughout the year, the Board (or its committees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by Columbia Management addressing the services Columbia Management provides and Fund performance. The Board also accords appropriate weight to the work, deliberations and conclusions of the Contracts Committee, the Investment Review Committee and the Compliance Committee in determining whether to continue the IMS Agreement.

The Board, at its June 15-17, 2015 in-person Board meeting (the June Meeting), considered the renewal of the IMS Agreement for an additional one-year term. At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board's consideration of advisory agreements and the Board's legal responsibilities related to such consideration. Following an analysis and discussion of the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Nature, Extent and Quality of Services Provided by Columbia Management

The Independent Trustees analyzed various reports and presentations they had received detailing the services performed by Columbia Management, as well as its organization, expertise, resources and capabilities.

The Independent Trustees specifically considered many developments during the past year concerning the services provided by Columbia Management, including, in particular, the restructured leadership in the Chief Investment Officer's organization, the strengthening of the investment research department, the solidifying of the Global Asset Management initiative and the restructured investment risk management organization. The Board also noted the broad scope of services provided by Columbia Management to each Fund, including, among other services, investment, risk and compliance oversight. The Board also took into account the information it received concerning Columbia Management's ability to attract and retain key portfolio management personnel.

In connection with the Board's evaluation of the overall package of services provided by Columbia Management, the Board also considered the quality of administrative services provided to the Fund by Columbia Management, recalling the information it received highlighting achievements in 2014 in the performance of administrative services. In evaluating the quality of services provided under the IMS Agreement and the Fund's Administrative Services Agreement, the Independent Trustees also took into account the organization and strength of the Fund's and its service providers' compliance programs. In addition, the Board reviewed the financial condition of Columbia Management and its affiliates and each entity's ability to carry out its responsibilities under the IMS Agreement and the Fund's other service agreements with affiliates of Ameriprise Financial, observing the financial strength of Ameriprise Financial, with its solid balance sheet. The Board also discussed the acceptability of the terms of the IMS Agreement (including the relatively broad scope of services required to be performed by Columbia Management). The Board took into account the proposed combination of the forms of IMS Agreements and Administrative Service Agreements into a single form of agreement with the combined form reflecting no proposed change in services or fees. Given no material change, the Trustees agreed to the combined form, to be

Semiannual Report 2015
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COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

APPROVAL OF INVESTMENT MANAGEMENT SERVICES AGREEMENT (continued)

effective upon each Fund's next annual update. The Board concluded that the services being performed under the IMS Agreement and the Administrative Service Agreement were of a reasonably high quality.

Investment Performance

For purposes of evaluating the nature, extent and quality of services provided under the IMS Agreement, the Board carefully reviewed the investment performance of the Fund. In this regard, the Board considered detailed reports providing the results of analyses performed by an independent organization showing, for various periods, the performance of the Fund, the performance of a benchmark index, the percentage ranking of the Fund among its comparison group and the net assets of the Fund. The Board observed that the Fund's investment performance met expectations.

Comparative Fees, Costs of Services Provided and the Profits Realized by Columbia Management and its Affiliates from their Relationships with the Fund

The Board reviewed comparative fees and the costs of services provided under the IMS Agreement. The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by an independent organization) showing a comparison of the Fund's expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund's contribution to Columbia Management's profitability.

The Board considered the reports of its independent fee consultant, JDL, which assisted in its analysis of the Funds' performance and expenses, and JDL's conclusion that the effective investment management fee schedule rate for the Fund remains within a reasonable range. The Board accorded particular weight to the notion that the level of fees should reflect a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain defined exceptions) are generally in line with the "pricing philosophy" currently in effect (i.e., that the total expense ratio of the Fund is no higher than the median expense ratio of funds in the same comparison universe of the Fund). The Board took into account that the Fund's total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe's median expense ratio. Based on its review, the Board concluded that the Fund's management fee was fair and reasonable in light of the extent and quality of services that the Fund receives.

The Board also considered the expected profitability of Columbia Management and its affiliates in connection with Columbia Management providing investment management services to the Fund. In this regard, the Independent Trustees referred to their detailed analysis of the Profitability Report, discussing the profitability to Columbia Management and Ameriprise from managing, operating and distributing the Funds. The Board took into account JDL's conclusion that 2014 Columbia Management profitability was reasonable. It also considered that Columbia Management generated 2014 profitability that only moderately exceeded 2013 levels. It was further observed that, based on information presented, 2014 overall profitability is in line with profitability levels of industry competitors. It also took into account the indirect economic benefits flowing to Columbia Management or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages. The Board noted that the fees paid by the Funds should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit. The Board concluded that profitability levels were reasonable.

Economies of Scale to be Realized

The Board also considered the economies of scale that might be realized by Columbia Management as the Fund grows and took note of the extent to which Fund shareholders might also benefit from such growth. In this regard, the Board took into account that IMS fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed.

Based on the foregoing, the Board, including all of the Independent Trustees, concluded that the investment management services fees were fair and reasonable in light of the extent and quality of services provided. In reaching this conclusion, no single factor was determinative. On June 17, 2015, the Board, including all of the Independent Trustees, approved the renewal of the IMS Agreement.

Semiannual Report 2015
24

COLUMBIA VARIABLE PORTFOLIO — INTERNATIONAL OPPORTUNITIES FUND

IMPORTANT INFORMATION ABOUT THIS REPORT

The policy of the Board is to vote the proxies of the companies in which each fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611, contacting your financial intermediary or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how each fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedle.com/us or searching the website of the SEC at sec.gov.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330. Each fund's complete schedule of portfolio holdings, as filed on Form N-Q, can also be obtained without charge, upon request, by calling 800.345.6611.

Semiannual Report 2015
25

Columbia Variable Portfolio — International Opportunities Fund

P.O. Box 8081

Boston, MA 02266-8081

This information is for use with concurrent or prior delivery of a fund prospectus. Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

All rights reserved. Columbia Management Investment Distributors, Inc., 225 Franklin Street, Boston, MA 02110-2804

© 2015 Columbia Management Investment Advisers, LLC.

C-1665 F (8/15)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)         The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer

Date	August 20, 2015

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	August 20, 2015